CASH HELD IN TRUST AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Disclosure of cash held in trust and restricted cash are comprised [Table Text Block]
	2019	2018

Cash held in trust	$2,534	$-
Restricted cash	-	500
Cash held in trust and restricted cash	$2,534	$500